[LOGO OF USAA]
   USAA(R)

                     USAA INCOME Fund

                              [GRAPHIC OF USAA INCOME FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "
                                         I BELIEVE THE NEXT FEW MONTHS
[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY
                                      AS TO THE TRUE HEALTH OF THE ECONOMY
                                         AND ITS POTENTIAL FOR GROWTH.
                                                      "
--------------------------------------------------------------------------------

                 As I write to you the impact of the situation with Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

  INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                 1

  FINANCIAL INFORMATION

     Portfolio of Investments                                               11

     Notes to Portfolio of Investments                                      20

     Financial Statements                                                   22

     Notes to Financial Statements                                          25

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

                                      1/31/03                  7/31/02
Net Assets                        $1,742.3 Million         $1,665.2 Million
Net Asset Value Per Share              $12.37                   $12.05

              AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03

7/31/02 TO 1/31/03*            1 YEAR            5 YEARS            10 YEARS
       5.46%                    8.08%             6.51%               7.10%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          USAA INCOME    LEHMAN BROTHERS AGGREGATE   LIPPER CORPORATE DEBT FUNDS   LIPPER A-RATED BOND
                             FUND                BOND INDEX               A-RATED AVERAGE             FUNDS INDEX
                             ----                ----------               ---------------             -----------
 1/31/1993                $10000.00             $10000.00                   $10000.00                  $10000.00
 2/28/1993                 10226.48              10175.05                    10227.63                   10234.70
 3/31/1993                 10265.54              10217.45                    10269.50                   10275.97
 4/30/1993                 10320.91              10288.60                    10341.72                   10347.07
 5/31/1993                 10336.54              10301.70                    10343.59                   10353.08
 6/30/1993                 10567.97              10488.40                    10574.20                   10601.84
 7/31/1993                 10664.39              10547.72                    10656.12                   10690.77
 8/31/1993                 10817.85              10732.60                    10905.72                   10955.29
 9/30/1993                 10793.52              10762.08                    10940.64                   10987.37
10/31/1993                 10834.21              10802.29                    10992.84                   11049.28
11/30/1993                 10645.27              10710.40                    10852.19                   10896.01
12/31/1993                 10771.64              10768.45                    10905.88                   10955.11
 1/31/1994                 10856.39              10913.84                    11073.43                   11132.39
 2/28/1994                 10609.49              10724.23                    10830.72                   10869.74
 3/31/1994                 10223.45              10459.83                    10541.61                   10556.25
 4/30/1994                 10197.62              10376.31                    10429.64                   10431.68
 5/31/1994                 10110.64              10374.85                    10394.81                   10395.10
 6/30/1994                 10014.50              10351.93                    10358.01                   10359.27
 7/31/1994                 10305.22              10557.55                    10548.66                   10556.25
 8/31/1994                 10314.29              10570.65                    10549.61                   10559.07
 9/30/1994                 10091.95              10415.07                    10379.50                   10384.22
10/31/1994                 10110.35              10405.79                    10351.77                   10348.57
11/30/1994                 10092.34              10382.68                    10331.44                   10334.13
12/31/1994                 10210.05              10454.37                    10408.82                   10415.74
 1/31/1995                 10538.76              10661.27                    10595.39                   10601.47
 2/28/1995                 10786.91              10914.75                    10848.97                   10857.92
 3/31/1995                 10777.49              10981.71                    10927.35                   10937.09
 4/30/1995                 10963.17              11135.11                    11084.78                   11093.37
 5/31/1995                 11486.65              11566.01                    11570.47                   11590.34
 6/30/1995                 11523.73              11650.81                    11653.06                   11672.51
 7/31/1995                 11504.78              11624.79                    11602.60                   11615.86
 8/31/1995                 11723.65              11765.08                    11762.54                   11777.57
 9/30/1995                 11972.82              11879.54                    11890.07                   11904.21
10/31/1995                 12194.10              12034.03                    12066.88                   12083.56
11/30/1995                 12426.48              12214.36                    12260.92                   12281.86
12/31/1995                 12708.42              12385.77                    12455.91                   12479.60
 1/31/1996                 12777.21              12468.02                    12514.09                   12538.32
 2/29/1996                 12325.20              12251.30                    12235.34                   12254.66
 3/31/1996                 12176.93              12166.14                    12138.80                   12155.69
 4/30/1996                 11997.80              12097.72                    12041.92                   12062.61
 5/31/1996                 11967.28              12073.15                    12020.01                   12036.62
 6/30/1996                 12229.72              12235.29                    12175.47                   12186.56
 7/31/1996                 12169.56              12268.77                    12195.18                   12211.99
 8/31/1996                 12138.35              12248.21                    12164.11                   12178.08
 9/30/1996                 12363.02              12461.65                    12386.05                   12409.43
10/31/1996                 12712.78              12737.70                    12681.79                   12713.32
11/30/1996                 13023.39              12955.88                    12937.78                   12973.27
12/31/1996                 12877.29              12835.42                    12794.26                   12827.08
 1/31/1997                 12919.62              12874.72                    12812.40                   12846.40
 2/28/1997                 12961.64              12906.75                    12850.38                   12891.83
 3/31/1997                 12728.80              12763.72                    12679.78                   12714.12
 4/30/1997                 12878.74              12954.79                    12862.18                   12893.23
 5/31/1997                 13029.12              13077.25                    12977.58                   13013.23
 6/30/1997                 13233.77              13232.47                    13148.67                   13189.16
 7/31/1997                 13648.27              13589.30                    13576.15                   13613.71
 8/31/1997                 13506.90              13473.39                    13403.47                   13441.13
 9/30/1997                 13791.43              13672.10                    13624.81                   13670.96
10/31/1997                 13989.79              13870.44                    13823.16                   13847.04
11/30/1997                 14122.61              13934.31                    13892.52                   13912.25
12/31/1997                 14300.73              14074.61                    14038.58                   14059.66
 1/31/1998                 14491.64              14255.30                    14219.28                   14227.40
 2/28/1998                 14458.01              14244.57                    14193.96                   14203.09
 3/31/1998                 14503.32              14293.52                    14241.89                   14256.23
 4/30/1998                 14572.14              14368.12                    14304.93                   14321.78
 5/31/1998                 14766.71              14504.42                    14469.56                   14476.87
 6/30/1998                 14927.84              14627.43                    14593.93                   14605.39
 7/31/1998                 14974.22              14658.54                    14593.53                   14607.91
 8/31/1998                 15172.11              14897.10                    14763.05                   14738.14
 9/30/1998                 15400.91              15245.93                    15111.26                   15067.37
10/31/1998                 15400.84              15165.32                    14920.84                   14876.97
11/30/1998                 15496.83              15251.39                    15071.17                   15038.76
12/31/1998                 15552.49              15297.25                    15112.43                   15087.42
 1/31/1999                 15651.69              15406.43                    15233.16                   15215.53
 2/28/1999                 15365.02              15137.48                    14882.78                   14877.95
 3/31/1999                 15390.20              15221.37                    14973.38                   14975.45
 4/30/1999                 15440.22              15269.59                    15011.17                   15024.62
 5/31/1999                 15303.86              15135.84                    14844.11                   14853.89
 6/30/1999                 15154.80              15087.62                    14760.71                   14781.44
 7/31/1999                 15034.72              15023.39                    14694.92                   14715.23
 8/31/1999                 14998.63              15015.74                    14651.86                   14674.83
 9/30/1999                 15153.75              15190.07                    14790.19                   14814.91
10/31/1999                 15171.02              15246.11                    14813.37                   14837.40
11/30/1999                 15121.72              15245.02                    14814.08                   14847.63
12/31/1999                 14953.92              15171.51                    14734.32                   14780.10
 1/31/2000                 14970.31              15121.83                    14700.93                   14748.05
 2/29/2000                 15199.78              15304.71                    14857.74                   14904.23
 3/31/2000                 15444.78              15506.33                    15063.47                   15106.38
 4/30/2000                 15393.96              15461.93                    14933.63                   14983.16
 5/31/2000                 15451.75              15454.83                    14867.58                   14925.35
 6/30/2000                 15784.01              15776.37                    15190.51                   15258.07
 7/31/2000                 15953.54              15919.57                    15334.07                   15387.44
 8/31/2000                 16179.32              16150.31                    15541.18                   15591.85
 9/30/2000                 16337.19              16251.85                    15624.31                   15678.25
10/31/2000                 16384.31              16359.39                    15646.47                   15744.12
11/30/2000                 16609.96              16626.88                    15886.36                   15976.80
12/31/2000                 16949.30              16935.31                    16202.27                   16303.96
 1/31/2001                 17284.37              17212.27                    16512.97                   16607.31
 2/28/2001                 17436.03              17362.21                    16666.52                   16757.23
 3/31/2001                 17559.56              17449.37                    16734.19                   16816.66
 4/30/2001                 17495.78              17376.95                    16624.32                   16721.45
 5/31/2001                 17635.46              17481.76                    16747.80                   16831.62
 6/30/2001                 17745.51              17547.81                    16820.49                   16899.66
 7/31/2001                 18164.65              17940.13                    17218.18                   17283.27
 8/31/2001                 18350.04              18145.58                    17414.39                   17478.19
 9/30/2001                 18492.50              18357.02                    17456.30                   17546.22
10/31/2001                 18829.44              18741.15                    17834.99                   17924.52
11/30/2001                 18450.37              18482.76                    17614.66                   17707.03
12/31/2001                 18234.33              18365.39                    17490.76                   17573.91
 1/31/2002                 18379.23              18514.06                    17604.27                   17696.92
 2/28/2002                 18510.39              18693.48                    17735.53                   17828.57
 3/31/2002                 18167.74              18382.50                    17435.15                   17543.78
 4/30/2002                 18447.42              18738.97                    17741.57                   17855.18
 5/31/2002                 18620.51              18898.19                    17886.27                   17991.12
 6/30/2002                 18762.75              19061.60                    17953.41                   18068.58
 7/31/2002                 18836.18              19291.60                    18073.12                   18176.60
 8/31/2002                 19260.12              19617.32                    18399.93                   18509.78
 9/30/2002                 19585.41              19935.04                    18683.84                   18796.55
10/31/2002                 19333.34              19844.24                    18502.49                   18607.78
11/30/2002                 19379.04              19838.96                    18578.89                   18673.87
12/31/2002                 19808.69              20248.75                    18993.82                   19079.99
 1/31/2003                 19864.88              20266.04                    19032.54                   19120.73

                                  [END CHART]

                       DATA FROM 1/31/93 THROUGH 1/31/03.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The broad-based Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                 o The Lipper A-Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A-Rated category.

                 o The Lipper Corporate Debt Funds A-Rated Average, the average performance level of all corporate A-rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET]   Margaret "Didi" Weinblatt, Ph.D., CFA
--------------------------------------------------------------------------------

                                         * * * *

                 THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE INTERMEDIATE-TERM BOND FUND CATEGORY FOR THE PERIOD ENDING JANUARY 31, 2003, OUT OF 521 FUNDS.

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA Income
                 Fund returned 5.46% versus the average return of 5.19% for funds in the Lipper Corporate Debt Funds A-Rated category and a return of 5.05% for the Lehman Brothers Aggregate Bond Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS,
                 AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10%
                 OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10%RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                 ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. USAA INCOME FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED INTERMEDIATE-TERM BOND FUNDS OVER THE FOLLOWING TIME PERIODS ENDING 01/31/03: 521 FUNDS IN THE LAST THREE YEARS, 407 FUNDS IN THE LAST FIVE YEARS, AND 153 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE INTERMEDIATE-TERM BOND FUNDS, USAA INCOME FUND RECEIVED
                 A MORNINGSTAR RATING OF 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                TREASURY YIELDS

                           [CHART OF TREASURY YIELDS]

                 30-YEAR YIELD    10-YEAR YIELD     2-YEAR YIELD     FEDERAL FUNDS RATE
                 -------------    -------------     ------------     ------------------
  1/1/2001           5.458            5.114             5.104              6.50
  1/2/2001           5.351            4.919             4.862              6.50
  1/3/2001           5.469            5.117             4.912              6.00
  1/4/2001           5.434            5.013             4.762              6.00
  1/5/2001           5.412            4.943             4.577              6.00
  1/8/2001           5.415            4.911             4.510              6.00
  1/9/2001           5.430            4.978             4.642              6.00
 1/10/2001           5.483            5.086             4.742              6.00
 1/11/2001           5.551            5.125             4.758              6.00
 1/12/2001           5.627            5.250             4.891              6.00
 1/15/2001           5.625            5.246             4.890              6.00
 1/16/2001           5.598            5.234             4.881              6.00
 1/17/2001           5.514            5.171             4.831              6.00
 1/18/2001           5.465            5.095             4.703              6.00
 1/19/2001           5.553            5.172             4.744              6.00
 1/22/2001           5.611            5.227             4.743              6.00
 1/23/2001           5.650            5.283             4.819              6.00
 1/24/2001           5.664            5.307             4.836              6.00
 1/25/2001           5.618            5.274             4.787              6.00
 1/26/2001           5.640            5.262             4.762              6.00
 1/29/2001           5.681            5.292             4.754              6.00
 1/30/2001           5.588            5.222             4.696              6.00
 1/31/2001           5.528            5.153             4.605              5.50
  2/1/2001           5.447            5.069             4.539              5.50
  2/2/2001           5.505            5.150             4.646              5.50
  2/5/2001           5.480            5.154             4.662              5.50
  2/6/2001           5.513            5.207             4.704              5.50
  2/7/2001           5.522            5.189             4.687              5.50
  2/8/2001           5.534            5.097             4.712              5.50
  2/9/2001           5.377            5.024             4.652              5.50
 2/12/2001           5.424            5.056             4.669              5.50
 2/13/2001           5.428            5.076             4.736              5.50
 2/14/2001           5.434            5.121             4.821              5.50
 2/15/2001           5.497            5.190             4.863              5.50
 2/16/2001           5.458            5.109             4.719              5.50
 2/19/2001           5.456            5.097             4.710              5.50
 2/20/2001           5.457            5.109             4.727              5.50
 2/21/2001           5.498            5.143             4.727              5.50
 2/22/2001           5.523            5.152             4.621              5.50
 2/23/2001           5.485            5.093             4.514              5.50
 2/26/2001           5.448            5.048             4.464              5.50
 2/27/2001           5.353            4.968             4.456              5.50
 2/28/2001           5.338            4.908             4.398              5.50
  3/1/2001           5.285            4.862             4.381              5.50
  3/2/2001           5.366            4.947             4.471              5.50
  3/5/2001           5.360            4.965             4.479              5.50
  3/6/2001           5.380            4.982             4.470              5.50
  3/7/2001           5.317            4.921             4.420              5.50
  3/8/2001           5.298            4.887             4.403              5.50
  3/9/2001           5.317            4.931             4.461              5.50
 3/12/2001           5.312            4.921             4.444              5.50
 3/13/2001           5.337            4.939             4.443              5.50
 3/14/2001           5.282            4.851             4.317              5.50
 3/15/2001           5.293            4.806             4.216              5.50
 3/16/2001           5.265            4.758             4.231              5.50
 3/19/2001           5.299            4.823             4.315              5.50
 3/20/2001           5.281            4.791             4.239              5.00
 3/21/2001           5.284            4.772             4.204              5.00
 3/22/2001           5.245            4.714             4.145              5.00
 3/23/2001           5.299            4.799             4.219              5.00
 3/26/2001           5.358            4.853             4.252              5.00
 3/27/2001           5.447            4.985             4.396              5.00
 3/28/2001           5.473            4.981             4.353              5.00
 3/29/2001           5.476            4.971             4.246              5.00
 3/30/2001           5.460            4.931             4.188              5.00
  4/2/2001           5.480            4.971             4.204              5.00
  4/3/2001           5.481            4.947             4.155              5.00
  4/4/2001           5.496            4.933             4.105              5.00
  4/5/2001           5.524            4.975             4.163              5.00
  4/6/2001           5.458            4.878             4.062              5.00
  4/9/2001           5.497            4.928             4.087              5.00
 4/10/2001           5.627            5.072             4.212              5.00
 4/11/2001           5.604            5.111             4.287              5.00
 4/12/2001           5.602            5.165             4.346              5.00
 4/13/2001           5.603            5.163             4.346              5.00
 4/16/2001           5.702            5.285             4.481              5.00
 4/17/2001           5.650            5.196             4.380              5.00
 4/18/2001           5.648            5.120             4.219              4.50
 4/19/2001           5.774            5.252             4.262              4.50
 4/20/2001           5.788            5.269             4.236              4.50
 4/23/2001           5.729            5.196             4.134              4.50
 4/24/2001           5.749            5.206             4.134              4.50
 4/25/2001           5.777            5.261             4.219              4.50
 4/26/2001           5.709            5.188             4.152              4.50
 4/27/2001           5.795            5.328             4.259              4.50
 4/30/2001           5.775            5.332             4.284              4.50
  5/1/2001           5.741            5.292             4.235              4.50
  5/2/2001           5.706            5.292             4.252              4.50
  5/3/2001           5.632            5.203             4.211              4.50
  5/4/2001           5.646            5.186             4.128              4.50
  5/7/2001           5.676            5.199             4.103              4.50
  5/8/2001           5.716            5.226             4.087              4.50
  5/9/2001           5.669            5.172             4.070              4.50
 5/10/2001           5.749            5.280             4.154              4.50
 5/11/2001           5.887            5.490             4.339              4.50
 5/14/2001           5.849            5.437             4.272              4.50
 5/15/2001           5.855            5.490             4.323              4.00
 5/16/2001           5.863            5.460             4.231              4.00
 5/17/2001           5.794            5.439             4.298              4.00
 5/18/2001           5.761            5.405             4.350              4.00
 5/21/2001           5.752            5.393             4.351              4.00
 5/22/2001           5.771            5.397             4.317              4.00
 5/23/2001           5.793            5.399             4.258              4.00
 5/24/2001           5.857            5.493             4.309              4.00
 5/25/2001           5.853            5.500             4.268              4.00
 5/28/2001           5.854            5.496             4.268              4.00
 5/29/2001           5.856            5.515             4.294              4.00
 5/30/2001           5.853            5.513             4.294              4.00
 5/31/2001           5.772            5.404             4.205              4.00
  6/1/2001           5.700            5.364             4.204              4.00
  6/4/2001           5.686            5.333             4.171              4.00
  6/5/2001           5.653            5.263             4.105              4.00
  6/6/2001           5.656            5.257             4.104              4.00
  6/7/2001           5.717            5.301             4.104              4.00
  6/8/2001           5.730            5.354             4.153              4.00
 6/11/2001           5.692            5.297             4.095              4.00
 6/12/2001           5.651            5.247             4.061              4.00
 6/13/2001           5.655            5.259             4.044              4.00
 6/14/2001           5.636            5.221             4.002              4.00
 6/15/2001           5.673            5.238             3.976              4.00
 6/18/2001           5.693            5.247             3.959              4.00
 6/19/2001           5.690            5.236             3.958              4.00
 6/20/2001           5.665            5.209             3.949              4.00
 6/21/2001           5.636            5.188             3.966              4.00
 6/22/2001           5.574            5.111             3.897              4.00
 6/25/2001           5.587            5.130             3.922              4.00
 6/26/2001           5.644            5.212             3.998              4.00
 6/27/2001           5.611            5.235             4.108              3.75
 6/28/2001           5.677            5.330             4.217              3.75
 6/29/2001           5.740            5.401             4.242              3.75
  7/2/2001           5.691            5.337             4.184              3.75
  7/3/2001           5.723            5.382             4.235              3.75
  7/4/2001           5.725            5.378             4.236              3.75
  7/5/2001           5.758            5.423             4.237              3.75
  7/6/2001           5.743            5.372             4.137              3.75
  7/9/2001           5.704            5.348             4.137              3.75
 7/10/2001           5.673            5.293             4.054              3.75
 7/11/2001           5.695            5.291             4.062              3.75
 7/12/2001           5.650            5.236             4.037              3.75
 7/13/2001           5.631            5.232             4.088              3.75
 7/16/2001           5.589            5.181             4.046              3.75
 7/17/2001           5.579            5.190             4.063              3.75
 7/18/2001           5.518            5.093             3.929              3.75
 7/19/2001           5.529            5.110             3.946              3.75
 7/20/2001           5.541            5.121             3.946              3.75
 7/23/2001           5.527            5.108             3.946              3.75
 7/24/2001           5.517            5.095             3.929              3.75
 7/25/2001           5.581            5.169             3.971              3.75
 7/26/2001           5.592            5.157             3.937              3.75
 7/27/2001           5.546            5.102             3.871              3.75
 7/30/2001           5.521            5.083             3.855              3.75
 7/31/2001           5.504            5.037             3.789              3.75
  8/1/2001           5.527            5.071             3.813              3.75
  8/2/2001           5.570            5.138             3.887              3.75
  8/3/2001           5.583            5.163             3.904              3.75
  8/6/2001           5.592            5.157             3.871              3.75
  8/7/2001           5.596            5.170             3.879              3.75
  8/8/2001           5.518            5.060             3.754              3.75
  8/9/2001           5.532            5.032             3.738              3.75
 8/10/2001           5.514            4.994             3.712              3.75
 8/13/2001           5.509            4.964             3.670              3.75
 8/14/2001           5.509            4.974             3.720              3.75
 8/15/2001           5.515            4.994             3.778              3.75
 8/16/2001           5.480            4.942             3.728              3.75
 8/17/2001           5.426            4.843             3.643              3.75
 8/20/2001           5.460            4.906             3.718              3.75
 8/21/2001           5.448            4.892             3.676              3.50
 8/22/2001           5.442            4.904             3.735              3.50
 8/23/2001           5.408            4.880             3.701              3.50
 8/24/2001           5.444            4.918             3.725              3.50
 8/27/2001           5.469            4.934             3.742              3.50
 8/28/2001           5.410            4.846             3.674              3.50
 8/29/2001           5.362            4.779             3.631              3.50
 8/30/2001           5.372            4.789             3.596              3.50
 8/31/2001           5.368            4.832             3.629              3.50
  9/3/2001           5.369            4.826             3.629              3.50
  9/4/2001           5.496            4.985             3.827              3.50
  9/5/2001           5.482            4.969             3.777              3.50
  9/6/2001           5.411            4.861             3.637              3.50
  9/7/2001           5.386            4.800             3.513              3.50
 9/10/2001           5.438            4.839             3.513              3.50
 9/11/2001           5.396            4.770             3.413              3.50
 9/12/2001           5.439            4.835             3.380              3.50
 9/13/2001           5.392            4.633             2.984              3.50
 9/14/2001           5.350            4.555             2.866              3.50
 9/17/2001           5.429            4.623             2.939              3.00
 9/18/2001           5.533            4.707             2.938              3.00
 9/19/2001           5.547            4.669             2.781              3.00
 9/20/2001           5.624            4.738             2.887              3.00
 9/21/2001           5.585            4.691             2.876              3.00
 9/24/2001           5.575            4.724             2.908              3.00
 9/25/2001           5.575            4.708             2.857              3.00
 9/26/2001           5.499            4.641             2.806              3.00
 9/27/2001           5.442            4.565             2.770              3.00
 9/28/2001           5.413            4.575             2.835              3.00
 10/1/2001           5.376            4.543             2.811              3.00
 10/2/2001           5.336            4.512             2.754              2.50
 10/3/2001           5.318            4.479             2.754              2.50
 10/4/2001           5.304            4.516             2.754              2.50
 10/5/2001           5.308            4.504             2.697              2.50
 10/8/2001           5.312            4.506             2.697              2.50
 10/9/2001           5.378            4.591             2.721              2.50
10/10/2001           5.349            4.591             2.762              2.50
10/11/2001           5.405            4.671             2.852              2.50
10/12/2001           5.425            4.663             2.795              2.50
10/15/2001           5.376            4.604             2.754              2.50
10/16/2001           5.350            4.573             2.754              2.50
10/17/2001           5.324            4.569             2.779              2.50
10/18/2001           5.313            4.565             2.737              2.50
10/19/2001           5.365            4.621             2.754              2.50
10/22/2001           5.352            4.612             2.754              2.50
10/23/2001           5.377            4.639             2.762              2.50
10/24/2001           5.319            4.588             2.695              2.50
10/25/2001           5.283            4.531             2.633              2.50
10/26/2001           5.273            4.525             2.625              2.50
10/29/2001           5.246            4.478             2.560              2.50
10/30/2001           5.213            4.418             2.464              2.50
10/31/2001           4.880            4.267             2.432              2.50
 11/1/2001           4.800            4.221             2.479              2.50
 11/2/2001           4.956            4.352             2.470              2.50
 11/5/2001           4.860            4.298             2.445              2.50
 11/6/2001           4.867            4.275             2.364              2.00
 11/7/2001           4.798            4.197             2.307              2.00
 11/8/2001           4.872            4.300             2.412              2.00
 11/9/2001           4.873            4.314             2.426              2.00
11/12/2001           4.876            4.307             2.434              2.00
11/13/2001           4.918            4.379             2.507              2.00
11/14/2001           5.019            4.517             2.680              2.00
11/15/2001           5.203            4.738             2.961              2.00
11/16/2001           5.305            4.891             3.070              2.00
11/19/2001           5.200            4.764             2.878              2.00
11/20/2001           5.312            4.871             2.945              2.00
11/21/2001           5.353            5.013             3.080              2.00
11/22/2001           5.355            4.966             3.081              2.00
11/23/2001           5.373            5.001             3.167              2.00
11/26/2001           5.378            5.011             3.175              2.00
11/27/2001           5.365            4.948             3.065              2.00
11/28/2001           5.360            4.944             3.049              2.00
11/29/2001           5.236            4.764             2.875              2.00
11/30/2001           5.265            4.748             2.833              2.00
 12/3/2001           5.261            4.719             2.817              2.00
 12/4/2001           5.213            4.654             2.792              2.00
 12/5/2001           5.360            4.895             3.061              2.00
 12/6/2001           5.465            5.005             3.160              2.00
 12/7/2001           5.598            5.15              3.177              2.00
12/10/2001           5.576            5.133             3.086              2.00
12/11/2001           5.541            5.077             3.004              1.75
12/12/2001           5.455            4.981             2.938              1.75
12/13/2001           5.528            5.100             3.070              1.75
12/14/2001           5.576            5.180             3.145              1.75
12/17/2001           5.629            5.234             3.178              1.75
12/18/2001           5.513            5.123             3.095              1.75
12/19/2001           5.440            5.040             3.079              1.75
12/20/2001           5.434            5.055             3.112              1.75
12/21/2001           5.457            5.084             3.129              1.75
12/24/2001           5.488            5.136             3.155              1.75
12/25/2001           5.490            5.136             3.147              1.75
12/26/2001           5.519            5.184             3.214              1.75
12/27/2001           5.485            5.092             3.121              1.75
12/28/2001           5.544            5.113             3.165              1.75
12/31/2001           5.466            5.051             3.026              1.75
  1/1/2002           5.472            5.032             3.050              1.75
  1/2/2002           5.566            5.164             3.205              1.75
  1/3/2002           5.542            5.122             3.180              1.75
  1/4/2002           5.570            5.143             3.172              1.75
  1/7/2002           5.489            5.053             3.049              1.75
  1/8/2002           5.507            5.066             3.049              1.75
  1/9/2002           5.502            5.066             3.015              1.75
 1/10/2002           5.416            4.964             2.925              1.75
 1/11/2002           5.369            4.872             2.743              1.75
 1/14/2002           5.383            4.872             2.759              1.75
 1/15/2002           5.341            4.837             2.766              1.75
 1/16/2002           5.341            4.817             2.741              1.75
 1/17/2002           5.408            4.940             2.930              1.75
 1/18/2002           5.353            4.890             2.862              1.75
 1/21/2002           5.360            4.892             2.878              1.75
 1/22/2002           5.370            4.904             2.919              1.75
 1/23/2002           5.476            5.018             2.994              1.75
 1/24/2002           5.473            5.043             3.167              1.75
 1/25/2002           5.479            5.071             3.183              1.75
 1/28/2002           5.470            5.079             3.183              1.75
 1/29/2002           5.407            4.981             3.036              1.75
 1/30/2002           5.411            4.975             3.045              1.75
 1/31/2002           5.435            5.033             3.150              1.75
  2/1/2002           5.402            4.985             3.077              1.75
  2/4/2002           5.351            4.902             2.988              1.75
  2/5/2002           5.352            4.902             2.988              1.75
  2/6/2002           5.379            4.935             2.955              1.75
  2/7/2002           5.417            4.931             2.971              1.75
  2/8/2002           5.384            4.887             2.905              1.75
 2/11/2002           5.402            4.903             2.930              1.75
 2/12/2002           5.457            4.973             3.012              1.75
 2/13/2002           5.464            4.999             3.062              1.75
 2/14/2002           5.416            4.959             3.053              1.75
 2/15/2002           5.366            4.863             2.937              1.75
 2/18/2002           5.369            4.863             2.945              1.75
 2/19/2002           5.396            4.885             2.945              1.75
 2/20/2002           5.395            4.881             2.962              1.75
 2/21/2002           5.380            4.875             2.953              1.75
 2/22/2002           5.350            4.835             2.945              1.75
 2/25/2002           5.371            4.857             2.970              1.75
 2/26/2002           5.423            4.925             3.020              1.75
 2/27/2002           5.380            4.835             2.928              1.75
 2/28/2002           5.415            4.869             3.045              1.75
  3/1/2002           5.497            4.973             3.175              1.75
  3/4/2002           5.507            5.005             3.208              1.75
  3/5/2002           5.491            5.012             3.225              1.75
  3/6/2002           5.536            5.044             3.225              1.75
  3/7/2002           5.656            5.214             3.407              1.75
  3/8/2002           5.721            5.320             3.559              1.75
 3/11/2002           5.725            5.323             3.559              1.75
 3/12/2002           5.726            5.312             3.518              1.75
 3/13/2002           5.720            5.264             3.444              1.75
 3/14/2002           5.825            5.405             3.595              1.75
 3/15/2002           5.775            5.354             3.597              1.75
 3/18/2002           5.735            5.306             3.598              1.75
 3/19/2002           5.768            5.332             3.582              1.75
 3/20/2002           5.832            5.402             3.667              1.75
 3/21/2002           5.795            5.38              3.660              1.75
 3/22/2002           5.805            5.391             3.697              1.75
 3/25/2002           5.797            5.406             3.715              1.75
 3/26/2002           5.750            5.338             3.622              1.75
 3/27/2002           5.753            5.334             3.580              1.75
 3/28/2002           5.799            5.400             3.719              1.75
 3/29/2002           5.795            5.396             3.711              1.75
  4/1/2002           5.821            5.426             3.711              1.75
  4/2/2002           5.766            5.348             3.613              1.75
  4/3/2002           5.725            5.278             3.530              1.75
  4/4/2002           5.711            5.270             3.555              1.75
  4/5/2002           5.666            5.208             3.472              1.75
  4/8/2002           5.704            5.241             3.488              1.75
  4/9/2002           5.672            5.212             3.447              1.75
 4/10/2002           5.694            5.229             3.447              1.75
 4/11/2002           5.673            5.206             3.430              1.75
 4/12/2002           5.651            5.165             3.363              1.75
 4/15/2002           5.622            5.136             3.329              1.75
 4/16/2002           5.652            5.175             3.370              1.75
 4/17/2002           5.724            5.223             3.362              1.75
 4/18/2002           5.712            5.213             3.320              1.75
 4/19/2002           5.688            5.196             3.318              1.75
 4/22/2002           5.673            5.175             3.307              1.75
 4/23/2002           5.664            5.169             3.326              1.75
 4/24/2002           5.610            5.099             3.225              1.75
 4/25/2002           5.615            5.085             3.265              1.75
 4/26/2002           5.588            5.062             3.225              1.75
 4/29/2002           5.621            5.103             3.233              1.75
 4/30/2002           5.595            5.091             3.232              1.75
  5/1/2002           5.569            5.062             3.192              1.75
  5/2/2002           5.600            5.110             3.232              1.75
  5/3/2002           5.542            5.062             3.158              1.75
  5/6/2002           5.548            5.079             3.166              1.75
  5/7/2002           5.548            5.071             3.124              1.75
  5/8/2002           5.663            5.210             3.296              1.75
  5/9/2002           5.640            5.177             3.247              1.75
 5/10/2002           5.604            5.125             3.164              1.75
 5/13/2002           5.682            5.217             3.246              1.75
 5/14/2002           5.753            5.294             3.362              1.75
 5/15/2002           5.742            5.252             3.329              1.75
 5/16/2002           5.698            5.187             3.254              1.75
 5/17/2002           5.742            5.236             3.345              1.75
 5/20/2002           5.694            5.188             3.286              1.75
 5/21/2002           5.665            5.148             3.228              1.75
 5/22/2002           5.628            5.100             3.169              1.75
 5/23/2002           5.669            5.150             3.227              1.75
 5/24/2002           5.662            5.176             3.226              1.75
 5/27/2002           5.668            5.138             3.226              1.75
 5/28/2002           5.670            5.134             3.243              1.75
 5/29/2002           5.632            5.076             3.175              1.75
 5/30/2002           5.607            5.032             3.165              1.75
 5/31/2002           5.611            5.043             3.205              1.75
  6/3/2002           5.623            5.039             3.180              1.75
  6/4/2002           5.610            5.010             3.107              1.75
  6/5/2002           5.651            5.043             3.131              1.75
  6/6/2002           5.627            5.008             3.098              1.75
  6/7/2002           5.653            5.064             3.130              1.75
 6/10/2002           5.615            5.041             3.130              1.75
 6/11/2002           5.557            4.991             3.064              1.75
 6/12/2002           5.531            4.950             3.031              1.75
 6/13/2002           5.503            4.905             2.981              1.75
 6/14/2002           5.413            4.805             2.889              1.75
 6/17/2002           5.473            4.856             2.913              1.75
 6/18/2002           5.465            4.846             2.888              1.75
 6/19/2002           5.393            4.726             2.764              1.75
 6/20/2002           5.459            4.827             2.895              1.75
 6/21/2002           5.397            4.756             2.836              1.75
 6/24/2002           5.461            4.844             2.893              1.75
 6/25/2002           5.465            4.839             2.876              1.75
 6/26/2002           5.407            4.705             2.717              1.75
 6/27/2002           5.513            4.811             2.808              1.75
 6/28/2002           5.520            4.823             2.831              1.75
  7/1/2002           5.503            4.815             2.871              1.75
  7/2/2002           5.452            4.74              2.773              1.75
  7/3/2002           5.453            4.776             2.798              1.75
  7/4/2002           5.447            4.764             2.854              1.75
  7/5/2002           5.519            4.864             2.887              1.75
  7/8/2002           5.496            4.811             2.813              1.75
  7/9/2002           5.427            4.744             2.715              1.75
 7/10/2002           5.362            4.644             2.600              1.75
 7/11/2002           5.353            4.616             2.576              1.75
 7/12/2002           5.342            4.594             2.541              1.75
 7/15/2002           5.377            4.620             2.508              1.75
 7/16/2002           5.456            4.707             2.647              1.75
 7/17/2002           5.427            4.664             2.589              1.75
 7/18/2002           5.407            4.610             2.507              1.75
 7/19/2002           5.353            4.563             2.456              1.75
 7/22/2002           5.292            4.465             2.372              1.75
 7/23/2002           5.284            4.428             2.289              1.75
 7/24/2002           5.299            4.404             2.272              1.75
 7/25/2002           5.300            4.388             2.286              1.75
 7/26/2002           5.306            4.366             2.190              1.75
 7/29/2002           5.402            4.537             2.375              1.75
 7/30/2002           5.395            4.583             2.415              1.75
 7/31/2002           5.303            4.463             2.238              1.75
  8/1/2002           5.293            4.399             2.141              1.75
  8/2/2002           5.200            4.261             1.988              1.75
  8/5/2002           5.182            4.237             1.923              1.75
  8/6/2002           5.250            4.367             2.092              1.75
  8/7/2002           5.208            4.290             1.963              1.75
  8/8/2002           5.240            4.414             2.092              1.75
  8/9/2002           5.123            4.267             2.067              1.75
 8/12/2002           5.067            4.217             2.066              1.75
 8/13/2002           5.003            4.114             1.976              1.75
 8/14/2002           4.890            4.063             2.090              1.75
 8/15/2002           4.977            4.161             2.188              1.75
 8/16/2002           5.091            4.315             2.254              1.75
 8/19/2002           5.055            4.299             2.229              1.75
 8/20/2002           4.977            4.157             2.089              1.75
 8/21/2002           4.999            4.189             2.089              1.75
 8/22/2002           5.083            4.289             2.196              1.75
 8/23/2002           5.025            4.228             2.154              1.75
 8/26/2002           5.006            4.205             2.146              1.75
 8/27/2002           5.065            4.282             2.229              1.75
 8/28/2002           5.009            4.220             2.170              1.75
 8/29/2002           4.970            4.160             2.137              1.75
 8/30/2002           4.926            4.141             2.145              1.75
  9/2/2002           4.929            4.135             2.145              1.75
  9/3/2002           4.815            3.981             2.000              1.75
  9/4/2002           4.785            3.951             2.000              1.75
  9/5/2002           4.771            3.908             1.927              1.75
  9/6/2002           4.872            4.038             2.072              1.75
  9/9/2002           4.863            4.045             2.121              1.75
 9/10/2002           4.840            3.998             2.117              1.75
 9/11/2002           4.880            4.060             2.170              1.75
 9/12/2002           4.818            3.969             2.088              1.75
 9/13/2002           4.763            3.901             2.039              1.75
 9/16/2002           4.740            3.875             2.039              1.75
 9/17/2002           4.740            3.862             2.047              1.75
 9/18/2002           4.746            3.851             2.014              1.75
 9/19/2002           4.708            3.780             1.923              1.75
 9/20/2002           4.739            3.776             1.914              1.75
 9/23/2002           4.678            3.680             1.889              1.75
 9/24/2002           4.635            3.648             1.880              1.75
 9/25/2002           4.724            3.757             1.955              1.75
 9/26/2002           4.727            3.768             1.951              1.75
 9/27/2002           4.691            3.690             1.831              1.75
 9/30/2002           4.663            3.607             1.703              1.75
 10/1/2002           4.738            3.700             1.767              1.75
 10/2/2002           4.723            3.698             1.751              1.75
 10/3/2002           4.740            3.687             1.743              1.75
 10/4/2002           4.736            3.685             1.790              1.75
 10/7/2002           4.714            3.630             1.758              1.75
 10/8/2002           4.716            3.639             1.790              1.75
 10/9/2002           4.662            3.576             1.685              1.75
10/10/2002           4.709            3.653             1.725              1.75
10/11/2002           4.817            3.797             1.822              1.75
10/15/2002           4.812            3.787             1.814              1.75
10/16/2002           4.961            3.995             2.018              1.75
10/17/2002           5.002            4.037             2.002              1.75
10/18/2002           5.083            4.136             2.068              1.75
10/21/2002           5.082            4.132             2.077              1.75
10/22/2002           5.125            4.223             2.185              1.75
10/23/2002           5.154            4.253             2.185              1.75
10/24/2002           5.167            4.237             2.169              1.75
10/25/2002           5.111            4.142             2.089              1.75
10/28/2002           5.108            4.084             1.897              1.75
10/29/2002           5.008            3.934             1.754              1.75
10/30/2002           5.026            3.963             1.730              1.75
10/31/2002           5.004            3.910             1.690              1.75
 11/1/2002           5.020            3.976             1.736              1.75
 11/4/2002           5.060            4.045             1.791              1.75
 11/5/2002           5.088            4.079             1.815              1.75
 11/6/2002           5.067            4.033             1.814              1.25
 11/7/2002           4.896            3.88              1.838              1.25
 11/8/2002           4.763            3.829             1.836              1.25
11/11/2002           4.790            3.841             1.836              1.25
11/12/2002           4.800            3.850             1.787              1.25
11/13/2002           4.786            3.839             1.738              1.25
11/14/2002           4.923            4.021             1.868              1.25
11/15/2002           4.919            4.050             1.891              1.25
11/18/2002           4.891            4.017             1.874              1.25
11/19/2002           4.855            3.979             1.874              1.25
11/20/2002           4.941            4.073             1.964              1.25
11/21/2002           5.005            4.143             2.021              1.25
11/22/2002           5.017            4.177             2.071              1.25
11/25/2002           5.025            4.183             2.054              1.25
11/26/2002           4.944            4.079             1.946              1.25
11/27/2002           5.109            4.254             2.070              1.25
11/28/2002           5.108            4.252             2.109              1.25
11/29/2002           5.036            4.207             2.060              1.25
 12/2/2002           5.043            4.219             2.068              1.25
 12/3/2002           5.062            4.231             2.060              1.25
 12/4/2002           5.017            4.172             1.996              1.25
 12/5/2002           4.970            4.114             1.956              1.25
 12/6/2002           4.984            4.090             1.874              1.25
 12/9/2002           4.941            4.048             1.85               1.25
12/10/2002           4.911            4.046             1.874              1.25
12/11/2002           4.862            3.994             1.825              1.25
12/12/2002           4.873            4.005             1.817              1.25
12/13/2002           4.939            4.063             1.849              1.25
12/16/2002           5.009            4.127             1.897              1.25
12/17/2002           5.014            4.114             1.848              1.25
12/18/2002           4.974            4.052             1.783              1.25
12/19/2002           4.895            3.948             1.709              1.25
12/20/2002           4.885            3.952             1.724              1.25
12/23/2002           4.901            3.965             1.748              1.25
12/24/2002           4.868            3.936             1.730              1.25
12/25/2002           4.868            3.934             1.730              1.25
12/26/2002           4.860            3.913             1.690              1.25
12/27/2002           4.783            3.814             1.595              1.25
12/30/2002           4.763            3.785             1.595              1.25
12/31/2002           4.758            3.816             1.602              1.25
  1/1/2003           4.780            3.819             1.586              1.25
  1/2/2003           4.960            4.030             1.778              1.25
  1/3/2003           4.957            4.036             1.786              1.25
  1/6/2003           4.978            4.065             1.819              1.25
  1/7/2003           4.960            4.023             1.754              1.25
  1/8/2003           4.920            3.978             1.689              1.25
  1/9/2003           5.062            4.148             1.835              1.25
 1/10/2003           5.056            4.148             1.786              1.25
 1/13/2003           5.027            4.128             1.786              1.25
 1/14/2003           5.001            4.083             1.746              1.25
 1/15/2003           4.975            4.071             1.729              1.25
 1/16/2003           4.966            4.071             1.721              1.25
 1/17/2003           4.922            4.017             1.688              1.25
 1/20/2003           4.923            4.017             1.680              1.25
 1/21/2003           4.906            3.988             1.655              1.25
 1/22/2003           4.862            3.922             1.614              1.25
 1/23/2003           4.897            3.949             1.655              1.25
 1/24/2003           4.842            3.905             1.621              1.25
 1/27/2003           4.874            3.957             1.654              1.25
 1/28/2003           4.878            3.976             1.654              1.25
 1/29/2003           4.920            4.031             1.712              1.25
 1/30/2003           4.878            3.988             1.709              1.25
 1/31/2003           4.847            3.976             1.717              1.25

                                  [END CHART]

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Because the incipient economic recovery showed signs of faltering, the Federal Reserve Board (the Fed) eased interest rates for the 12th time since January 2001. In November, the federal funds rate (the rate charged by banks for overnight loans) was lowered to 1.25%. In our opinion, the Fed is likely to remain on hold for the remainder of 2003.

                 Geopolitical concerns, corporate-governance scandals, and corporate bankruptcies continued to dampen investor sentiment. In this climate of uncertainty, high-quality bonds were favored over equities. In fact, stocks and bonds were even more negatively correlated (their prices generally move in opposite directions from each other) than they had been in recent years.

                 REFER TO PAGE 3 FOR THE LIPPER CORPORATE DEBT FUNDS A-RATED AVERAGE AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX DEFINITIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY ON THE FUND

                             HISTORICAL YIELD CURVE

                       [CHART OF HISTORICAL YIELD CURVE]

                         7/31/02               1/31/03               CHANGE
                         -------               -------               ------
3 MONTH                   1.690%                1.169%              -0.5209%
6 MONTH                   1.687                 1.183               -0.5041
 2 YEAR                   2.234                 1.713               -0.5208
 5 YEAR                   3.457                 2.954               -0.5032
10 YEAR                   4.461                 3.974               -0.4867
30 YEAR                   5.302                 4.846               -0.4562

                                  [END CHART]

                 Corporate bonds, which earlier in 2002 suffered some of the worst relative performance in history, staged a strong recovery during the final months of the period as investor confidence in corporate governance began to recover.

                 Interest rates fell across all maturities. The graph on page 5 shows the federal funds rate and the Treasury yield curve (that is, the plot of yields on Treasury bills, notes, and bonds versus their maturity) between December 31, 2000, and January 31, 2003.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We maintained a neutral stand on interest rates because we believe the Fed is finished easing. We added more corporate

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 bonds, which helped performance when the corporate bond market rebounded. Unfortunately, our position in government agency mortgage-backed securities--despite their high quality-- suffered from prepayments made by homeowners refinancing their mortgages. Our holdings in Treasury inflation-protected securities (TIPS) performed well despite a total absence of inflation. (TIPS are Treasury securities in which the principal is indexed to inflation, allowing holders inflation protection not found in most other fixed-income securities.)

                 In keeping with our objective of providing maximum current income without undue risk to principal, we sought securities that could perform well in a rising-interest-rate environment, even if it meant forgoing current income. As a result, we have invested in securities such as floating-rate notes and TIPS, which pay lower interest but help offset any risk to principal that comes with rising interest rates.

WHAT IS THE OUTLOOK?

                 The verdict is still out on the economy. It is also unknown whether the current level of monetary stimulus will be sufficient to ensure economic growth. Further economic stimulus will have to come from fiscal incentives that Congress has yet to pass. While we consider it unlikely that bonds will continue to outperform stocks in 2003, bonds can potentially provide positive total returns so long as low inflation and slow growth keep the economy on a slow, steady course and the Fed maintains its current accommodative policy stance. As part of an overall portfolio allocation, we believe fixed-income securities can help you weather periods of stock market volatility by providing income, diversification, and stability.

                 Speaking for our team of portfolio managers, traders, and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              PORTFOLIO RATINGS MIX
                     1/31/03

       [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                           52%
ST1/ST2                                       14%
BBB                                           12%
A                                             12%
AA                                             5%

                 [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AAA account for 38.5% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING STOCKS, AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               TOP 10 SECURITIES*

                                          COUPON RATE %      % OF NET ASSETS
                                          ----------------------------------
GNMA                                          6.00%                8.9%

GNMA                                          6.50%                6.0%

U.S. Treasury Bond                            5.25%                5.4%

GNMA                                          7.00%                5.0%

Fannie Mae                                    6.50%                4.6%

U.S. Treasury Inflation-Indexed Notes         3.00%                3.4%

U.S. Treasury Inflation-Indexed Notes         3.88%                3.4%

U.S. Treasury Inflation-Indexed Notes         3.38%                1.9%

Fannie Mae                                    4.38%                1.7%

General Electric Capital Corp., MTN           7.25%                1.6%

 * Excluding repurchase agreements and money market instruments.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                           PORTFOLIO MIX
                              1/31/03

                   [PIE CHART OF PORTFOLIO MIX]

U.S. Government & Agency Mortgage-Backed Securities          29.1%
Corporate Obligations                                        26.5%
U.S. Government & Agency Issues                              20.2%
Commercial Mortgage-Backed Securities                         0.7%
Variable-Rate Demand Notes                                    6.0%
Eurodollar & Yankee Obligations                               5.5%
Preferred & Common Stocks                                     5.0%
Repurchase Agreements                                         4.7%
Money Market Instruments                                      3.9%
Asset-Backed Securities                                       2.3%
Adjustable Rate Notes                                         1.2%

                          [END PIE CHART]

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-19.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                       COUPON                               VALUE
      (000)   SECURITY                                              RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (26.5%)

              AEROSPACE & DEFENSE (0.5%)
   $  9,000   Boeing Capital Corp. MTN, Senior Notes                5.40%        11/30/2009      $    9,091
                                                                                                 ----------

              AIR FREIGHT & LOGISTICS (0.3%)
      5,000   Caliber Systems, Inc., Notes                          7.80          8/01/2006           5,678
                                                                                                 ----------

              AUTOMOBILE MANUFACTURERS (1.0%)
     15,000   DaimlerChrysler NA Holding, Global
                Debentures                                          8.00          6/15/2010          16,967
                                                                                                 ----------

              BANKS (4.2%)
      8,000   Associates Corp. of North America, Global
                Senior Notes                                        6.25         11/01/2008           8,795
     10,000   Bank One Corp., Subordinated Notes                    7.88          8/01/2010          11,971
      5,000   Canadian Imperial Bank Corp., Pass-Through
                Trust Certificates, Series 2002, Class A-1(a)       7.26          4/10/2032           5,441
        500   Citicorp, Subordinated Notes                          6.38          1/15/2006             545
     15,000   First Union Corp., Subordinated Notes                 7.50          7/15/2006          17,098
      8,000   Hudson United Bank, Subordinated Notes                7.00          5/15/2012           8,924
     17,000   Washington Mutual, Inc., Subordinated Notes           8.25          4/01/2010          20,235
                                                                                                 ----------
                                                                                                     73,009
                                                                                                 ----------

              BROADCASTING & CABLE TV (0.6%)
     10,000   Comcast Cable Communications, Inc.,
                Senior Notes                                        6.88          6/15/2009          10,643
                                                                                                 ----------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     10,000   John Deere Capital Corp., Global Debentures           5.10          1/15/2013          10,043
                                                                                                 ----------

              CONSUMER FINANCE (2.2%)
     25,200   Household Finance Corp., Notes                        6.38         10/15/2011          26,644
     10,000   MBNA Corp., MTN                                       6.75          3/15/2008          10,862
                                                                                                 ----------
                                                                                                     37,506
                                                                                                 ----------

              DIVERSIFIED COMMERCIAL SERVICES (0.5%)
      7,958   ServiceMaster Co., Notes                              8.45          4/15/2005           8,655
                                                                                                 ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                           MARKET
     AMOUNT                                                       COUPON                               VALUE
      (000)   SECURITY                                              RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES (2.6%)
  $  26,000   General Electric Capital Corp., MTN                   7.25%         5/03/2004      $   27,781
     17,000   SLM Corp., Notes                                      5.38          1/15/2013          17,355
                                                                                                 ----------
                                                                                                     45,136
                                                                                                 ----------

              ELECTRIC UTILITIES (3.2%)
      6,940   Cinergy Corp., Debentures                             6.25          9/01/2004           7,161
     10,000   Northern State Power Co., First Mortgage Bond(a)      8.00          8/28/2012          11,551
     10,000   Oncor, Inc., Senior Secured Notes                     6.38          5/01/2012          10,402
     15,000   TECO Energy, Inc., Notes                              7.00          5/01/2012          13,226
     10,000   West Penn Power Co., Notes                            6.63          4/15/2012           8,845
      4,000   Wisconsin Public Service Corp., Senior
                Secured Notes                                       4.88         12/01/2012           4,053
                                                                                                 ----------
                                                                                                     55,238
                                                                                                 ----------

              ENVIRONMENTAL SERVICES (1.6%)
     15,500   Waste Management, Inc., Notes                         7.00         10/15/2006          16,548
     10,000   Waste Management, Inc., Senior Notes                  7.38          8/01/2010          10,937
                                                                                                 ----------
                                                                                                     27,485
                                                                                                 ----------

              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     10,000   Agrium, Inc., Debentures                              8.25          2/15/2011          10,863
                                                                                                 ----------

              FOOD RETAIL (0.4%)
      7,000   Ahold Finance USA, Inc., Notes                        8.25          7/15/2010           7,817
                                                                                                 ----------

              GAS UTILITIES (0.5%)
     10,000   Tennessee Gas Pipeline Co., Debentures                7.00          3/15/2027           9,310
                                                                                                 ----------

              HOUSEHOLD PRODUCTS (1.5%)
     17,000   Clorox Co., Notes                                     6.13          2/01/2011          18,533
      8,000   SC Johnson & Son, Inc., Senior Notes(a)               5.00         12/15/2012           7,996
                                                                                                 ----------
                                                                                                     26,529
                                                                                                 ----------

              INTEGRATED OIL & GAS (1.6%)
      1,062   Exxon Mobil Corp., Pass-Through Trust
                Certificates, Series 1995, Class B-6                6.15          7/02/2008           1,154
     21,000   Phillips Petroleum Co., Notes                         8.75          5/25/2010          26,150
                                                                                                 ----------
                                                                                                     27,304
                                                                                                 ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                   MARKET
     AMOUNT                                                                COUPON                              VALUE
      (000)   SECURITY                                                       RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
  $     500   Pacific Bell, Debentures                                       5.88%         2/15/2006      $      546
      7,000   Sprint Capital Corp., Guaranteed Global Notes                  6.00          1/15/2007           6,405
     11,000   Verizon Pennsylvania, Inc., Debentures,
                Series A                                                     5.65         11/15/2011          11,464
                                                                                                          ----------
                                                                                                              18,415
                                                                                                          ----------

              PACKAGED FOODS & MEAT (1.0%)
     15,000   Kellogg Co., Notes, Series B                                   6.60          4/01/2011          16,841
        500   Sara Lee Corp., MTN, Series C                                  6.30         11/07/2005             549
                                                                                                          ----------
                                                                                                              17,390
                                                                                                          ----------

              RAILROADS (0.4%)
      4,900   Consolidated Rail Corp., Debentures                            9.75          6/15/2020           6,543
                                                                                                          ----------

              REAL ESTATE INVESTMENT TRUSTS (2.1%)
      9,000   Chelsea Property Group, Notes                                  6.00          1/15/2013           8,930
      1,000   Nationwide Health Properties, Inc., MTN                        6.90         10/01/2037           1,057
     15,000   Pan Pacific Retail Properties, Inc., Notes                     7.95          4/15/2011          16,950
      5,390   TriNet Corporate Realty Trust, Inc., Dealer
                Remarketed Securities                                        6.75          3/01/2003           5,383
      5,000   TriNet Corporate Realty Trust, Inc., Notes                     7.95          5/15/2006           5,184
                                                                                                          ----------
                                                                                                              37,504
                                                                                                          ----------
              Total corporate obligations (cost: $424,892)                                                   461,126
                                                                                                          ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (5.5%)

      5,000   Bombardier, Inc., Notes(a)                                     6.75          5/01/2012           4,584
        500   Hydro-Quebec MTN, Guaranteed Yankee
                Notes, Series B                                              6.98          2/28/2005             548
     20,000   Landesbank Baden-Wuerttemberg MTN,
                Subordinated Notes                                           6.35          4/01/2012          22,017
     15,000   Nordea Bank AB, Subordinated Notes(a)                          5.25         11/30/2012          15,116
     10,000   Province of Quebec, Debentures                                 6.50          1/17/2006          11,083
     15,000   Province of Quebec, Global Debentures                          7.00          1/30/2007          17,071
     25,000   Region of Lombardy, Global Notes                               5.80         10/25/2032          25,880
                                                                                                          ----------
              Total eurodollar and yankee obligations (cost: $91,030)                                         96,299
                                                                                                          ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                   MARKET
     AMOUNT                                                                COUPON                              VALUE
      (000)   SECURITY                                                       RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              ADJUSTABLE-RATE NOTES (1.2%)

  $  10,000   ING Security Life Insurance, Notes (NBGA)(a)                   1.53%         1/27/2005      $   10,000
     10,000   Morgan Stanley MTN, Senior Notes                               1.69         12/13/2004          10,004
                                                                                                          ----------
              Total adjustable-rate notes (cost: $20,000)                                                     20,004
                                                                                                          ----------

              ASSET-BACKED SECURITIES (2.3%)

              AIRLINES (1.3%)
      3,000   American Airlines, Pass-Through Certificates,
                Series 2001-2, Class A-2                                     7.86         10/01/2011           2,928
      7,000   Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001, Class A-2                                       7.11          9/18/2011           6,867
      8,000   Northwest Airlines, Inc., Pass-Through
                Certificates, Series 2002-1, Class G-2                       6.26         11/20/2021           8,203
      4,000   Southwest Airlines Co., Pass-Through
                Certificates, Series 2001-1, Class A-2                       5.50         11/01/2006           4,281
                                                                                                          ----------
                                                                                                              22,279
                                                                                                          ----------

              ASSET-BACKED FINANCING (1.0%)
      8,155   Ford Credit Auto Owner Trust, Notes,
                Series 2002-A, Class A2-B                                    1.47          6/15/2004           8,161
     10,000   Household Automotive Trust, Notes,
                Series 2002-1, Class A-2 (NBGA)(INS)                         2.75          5/17/2005          10,061
        361   Nissan Auto, Notes, Series 2002-B, Class A-1                   2.09          5/09/2003             361
                                                                                                          ----------
                                                                                                              18,583
                                                                                                          ----------
              Total asset-backed securities (cost: $40,377)                                                   40,862
                                                                                                          ----------

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)

      4,000   Chase Commercial Mortgage Securities Corp.,
                First Mortgage Pass-Through Certificates,
                Series 1998-1, Class D                                       6.56          5/18/2008           4,330
      7,000   Merrill Lynch Mortgage Trust, Commercial
                Mortgage Pass-Through Certificates,
                Series 2002-MW1, Class A-4                                   5.62          7/12/2034           7,439
                                                                                                          ----------
              Total commercial mortgage-backed securities (cost: $11,274)                                     11,769
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                   MARKET
     AMOUNT                                                                COUPON                              VALUE
      (000)   SECURITY                                                       RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT & AGENCY ISSUES (49.3%)

              FANNIE MAE (8.0%)
  $  15,850   3.13%, 11/15/03                                                                             $   16,081
     30,000   4.38%, 9/15/12                                                                                  29,819
     10,000   5.38%, 11/15/11                                                                                 10,758
     76,412   6.50%, 4/1/31 - 2/1/32, Mortgage-Backed                                                         79,678
      3,541   7.00%, 10/1/22 - 4/1/23, Mortgage-Backed                                                         3,762
                                                                                                          ----------
                                                                                                             140,098
                                                                                                          ----------

              FREDDIE MAC (1.3%)
     22,000   4.50%, 1/15/13                                                                                  22,003
                                                                                                          ----------

              GOVERNMENT NATIONAL MORTGAGE ASSN. (24.3%)
     15,000   5.50%, 2/20/33, Mortgage-Backed(b)                                                              15,272
    148,716   6.00%, 8/15/28 - 9/20/32, Mortgage-Backed                                                      155,001
    100,174   6.50%, 6/15/23 - 10/15/31, Mortgage-Backed                                                     105,408
     81,976   7.00%, 5/15/23 - 7/15/32, Mortgage-Backed                                                       87,315
     55,666   7.50%, 7/15/23 - 8/15/29, Mortgage-Backed                                                       59,805
                                                                                                          ----------
                                                                                                             422,801
                                                                                                          ----------

              U.S. TREASURY BOND (5.4%)
     90,771   5.25%, 11/15/28                                                                                 94,068
                                                                                                          ----------

              U.S. TREASURY INFLATION-INDEXED NOTES (8.7%)
     55,459   3.00%, 7/15/12                                                                                  59,471
     30,631   3.38%, 1/15/12                                                                                  33,761
        542   3.50%, 1/15/11                                                                                     599
     52,450   3.88%, 1/15/09                                                                                  58,670
                                                                                                          ----------
                                                                                                             152,501
                                                                                                          ----------

              OTHER U.S. GOVERNMENT AGENCIES (1.6%)
      4,000   Perforadora Centrale S.A. de C.V. "A",
                Guaranteed Bond, Series A, Title X1                          5.24%        12/15/2018           4,145
     10,000   Tennessee Valley Auth., Global Notes,
                Power Bond, Series G                                         7.13          5/01/2030          12,362
     10,000   Totem Ocean Trailer Express, Inc.,
                Series 2002-1, Title X1                                      6.37         10/30/2027          10,630
                                                                                                          ----------
                                                                                                              27,137
                                                                                                          ----------
              Total U.S. government & agency issues (cost: $811,610)                                         858,608
                                                                                                          ----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                   MARKET
     AMOUNT                                                                COUPON                              VALUE
      (000)   SECURITY                                                       RATE           MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (6.0%)

  $   5,685   Blood Family Realty Ltd., Notes,
                Series 2000 (LOC)                                            2.34%        12/01/2025      $    5,685
      8,180   California Statewide Communities
                Development Auth. RB, Taxable Elder
                Alliance, Series 2002-B (LOC)                                1.52         11/15/2042           8,180
     16,800   Capital Trust Agency MFH RB, Series 1999A
                (NBGA)(a)                                                    1.48         12/01/2032          16,800
     10,000   Gillette PCRB, Series 1988 (LOC)                               2.20          1/01/2018          10,000
     16,100   Lincoln County, WY, Environmental Improvement
                RB, Callable/Putable Notes, Series 1995                      2.65         11/01/2025          16,100
      2,385   Longbow Associates Ltd., Notes,
                Series 2001 (LOC)                                            2.59          6/01/2021           2,385
      1,150   Oracle Packaging, Inc., Taxable Demand Notes,
                Series 2000 (LOC)                                            2.59         12/01/2020           1,150
      1,300   Perrysburg Machine & Tool Industries, Inc.,
                Taxable Demand Notes, Series 2001 (LOC)                      2.59          1/04/2016           1,300
     15,000   Sempra Energy Employee Stock Ownership
                Plan & Trust, Bonds, Series 1999 (NBGA)(a)                   1.84         11/01/2014          15,000
      1,085   Southtown Mobile Home Park, Taxable Option
                Notes, Series 2000 (LOC)                                     2.59          7/01/2020           1,085
     10,000   Sweetwater County, WY, PCRB,
                Series 1990A (LOC)                                           2.15          7/01/2015          10,000
      2,180   Toledo Blank, Inc., Notes, Series 1998 (LOC)                   2.59          6/01/2008           2,180
     10,000   Tulsa Industrial Auth. RB, Series 2000 (NBGA)(a)               1.48         11/01/2030          10,000
      2,920   Vista Funding Corp., Notes, Series 1998A (LOC)                 2.59          2/01/2013           2,920
      1,750   Vista Funding Corp., Notes, Series 1998C (LOC)                 2.59         12/01/2008           1,750
                                                                                                          ----------
              Total variable-rate demand notes (cost: $104,535)                                              104,535
                                                                                                          ----------

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES   SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
              STOCKS (5.0%)

              COMMON STOCKS (0.2%)
    230,000   Nationwide Health Properties, Inc. (cost: $2,227)                                                3,172
                                                                                                            --------

              PREFERRED STOCKS (4.8%)
    421,240   Avalon Bay Communities, Inc., "D",
                8.00% cumulative redeemable                                                                   10,657
    133,947   CarrAmerica Realty Corp., depositary shares "B",
                8.57% cumulative redeemable                                                                    3,404

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                                                              MARKET
     NUMBER                                                                                                    VALUE
  OF SHARES   SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
    110,400   CarrAmerica Realty Corp., depositary shares "C",
                8.55% cumulative redeemable                                                               $    2,810
    439,000   Equity Office Properties Trust, depositary shares "G",
                7.75% cumulative redeemable                                                                   11,374
     40,000   Equity Residential Properties Trust, depositary shares "B",
                9.125% cumulative redeemable                                                                   1,087
    575,000   Equity Residential Properties Trust, depositary shares "C",
                9.125% cumulative redeemable                                                                  15,813
    142,500   Equity Residential Properties Trust, depositary shares "K",
                8.29% cumulative redeemable                                                                    7,490
    250,000   Post Properties, Inc., "A", 8.50% cumulative redeemable                                         13,000
    338,500   Prologis Trust, Inc., "C", 8.54% cumulative redeemable                                          17,898
                                                                                                          ----------
              Total preferred stocks (cost: $79,226)                                                          83,533
                                                                                                          ----------
              Total stocks (cost: $81,453)                                                                    86,705
                                                                                                          ----------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENTS(4.7%)

  $  21,000   Bank One Capital Markets, Inc., 1.32%, acquired
                1/31/2003 and due 2/03/2003 at $21,000
                (collateralized by a $6,755 Fannie Mae,
                Subordinate Note, 5.50%, due 5/02/2006;
                a $1,285 Fannie Mae, Subordinate Note, 6.25%,
                due 2/01/2011; a $1,765 Federal Home Loan,
                Discount Note, due 2/28/2003, and a $10,925
                Freddie Mac, Discount Note, due 11/06/2003; combined
                market value of $21,515)(d,f)                                                                 21,000
     22,000   CS First Boston Corp., 1.32%, acquired 1/31/2003
                and due 2/03/2003 at $22,000 (collateralized by
                a $20,275 Freddie Mac, Subordinate Note, 6.25%,
                due 3/05/2012; market value of $22,446)(d,f)                                                  22,000
     23,000   Lehman Brothers, Inc., 1.30%, acquired 1/31/2003
                and due 2/03/2003 at $23,000 (collateralized by
                a $23,505 Freddie Mac, Discount Note,
                due 3/27/2003; market value of $23,463)(d,f)                                                  23,000

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

  PRINCIPAL                                                                                                   MARKET
     AMOUNT                                                                                                    VALUE
      (000)   SECURITY                                                                                         (000)
--------------------------------------------------------------------------------------------------------------------
  $  16,558   Morgan Stanley & Co., Inc., 1.31%, acquired
                1/31/2003 and due 2/03/2003 at $16,558
                (collateralized by a $16,900 Fannie Mae,
                Discount Note, due 2/19/2003; market
                value of $16,890)(d,f)                                                                    $   16,558
                                                                                                          ----------
              Total repurchase agreements (cost: $82,558)                                                     82,558
                                                                                                          ----------

              MONEY MARKET INSTRUMENTS (3.9%)

              COMMERCIAL PAPER (3.7%)
     11,000   Cinergy Corp., 1.45%, 2/20/2003(a,c)                                                            10,991
     24,556   Lockhart Funding LLC, 1.29%, 2/03/2003(a,c)                                                     24,554
     29,357   UBS Finance, Inc., 1.32%, 2/03/2003                                                             29,355
                                                                                                          ----------
              Total commercial paper (cost: $64,900)                                                          64,900
                                                                                                          ----------

     NUMBER
  OF SHARES
-----------
              MONEY MARKET FUNDS (0.2%)
    878,900   AIM Short-Term Investment Co.,1.30%(e,f)                                                           879
  2,442,822   Merrill Lynch Premier Institutional Fund,1.33%(e,f)                                              2,443
                                                                                                          ----------
              Total money market funds (cost: $3,322)                                                          3,322
                                                                                                          ----------
              Total money market instruments (cost: $68,222)                                                  68,222
                                                                                                          ----------

              TOTAL INVESTMENTS (COST: $1,735,951)                                                        $1,830,688
                                                                                                          ==========


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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                            % OF
PORTFOLIO SUMMARY BY CONCENTRATION                                    NET ASSETS
---------------------------------------------------------------------------------
        U.S. Government                                                     49.3%
        Banks                                                                8.0
        Real Estate Investment Trusts                                        7.6
        Electric Utilities                                                   6.7
        Repurchase Agreements                                                4.7
        Diversified Financial Services                                       3.2
        Foreign Government                                                   3.1
        Consumer Finance                                                     2.2
        Asset-Backed Financing                                               2.0
        Environmental Services                                               1.6
        Integrated Oil & Gas                                                 1.6
        Household Products                                                   1.5
        Multifamily Housing                                                  1.5
        Airlines                                                             1.3
        Integrated Telecommunication Services                                1.1
        Automobile Manufacturers                                             1.0
        Packaged Foods & Meat                                                1.0
        Other                                                                7.7
                                                                           -----
        Total                                                              105.1%
                                                                           =====

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 TREASURY INFLATION-INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                     (a) Security is not registered under the Securities Act of
                         1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by USAA Investment Management Company (the Manager)to be liquid under guidelines approved by the Board of Directors.

                     (b) At January 31, 2003, the cost of securities purchased
                         on a when-issued basis was $15,292,000.

                     (c) Commercial paper issued in reliance on the "private
                         placement" exemption from registration afforded by
                         Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                         makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                     (d) Collateral on repurchase agreements is received by the
                         Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                     (e) Rate represents the money market fund annualized
                         seven-day yield at January 31, 2003.

                     (f) Investment was purchased with the cash collateral
                         proceeds received from securities loaned.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 MFH       Multifamily Housing
                 MTN       Medium-Term Note
                 PCRB      Pollution Control Revenue Bond
                 RB        Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                 (LOC)     Enhanced by a bank letter of credit.
                 (NBGA)    Enhanced by a non-bank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by MBIA Insurance Corp.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)
USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS
  Investments in securities, at market value
     (including securities on loan of $83,682)
     (identified cost of $1,735,951)                                           $1,830,688
  Cash                                                                              1,012
  Receivables:
     Capital shares sold                                                              938
     Dividends and interest                                                        14,844
     Other                                                                             10
                                                                               ----------
        Total assets                                                            1,847,492
                                                                               ----------

LIABILITIES
  Payable upon return of securities loaned                                         85,881
  Securities purchased (when-issued of $15,292)                                    17,098
  Capital shares redeemed                                                           1,691
  USAA Investment Management Company                                                  215
  USAA Transfer Agency Company                                                        161
  Accounts payable and accrued expenses                                               142
                                                                               ----------
        Total liabilities                                                         105,188
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,742,304
                                                                               ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                              $1,726,811
  Accumulated undistributed net investment income                                     225
  Accumulated net realized loss on investments                                    (79,469)
  Net unrealized appreciation of investments                                       94,737
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $1,742,304
                                                                               ==========
  Capital shares outstanding                                                      140,797
                                                                               ==========
  Authorized shares of $.01 par value                                             270,000
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    12.37
                                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME
  Income:
     Dividends                                                                    $ 3,759
     Interest                                                                      44,952
     Fees from securities loaned                                                       48
                                                                                  -------
        Total income                                                               48,759
                                                                                  -------
  Expenses:
     Management fees                                                                1,647
     Administrative and servicing fees                                              1,291
     Transfer agent's fees                                                          1,015
     Custodian's fees                                                                 156
     Postage                                                                           78
     Shareholder reporting fees                                                       118
     Directors' fees                                                                    2
     Registration fees                                                                 21
     Professional fees                                                                 62
     Other                                                                             31
                                                                                  -------
        Total expenses                                                              4,421
     Expenses paid indirectly                                                         (15)
                                                                                  -------
        Net expenses                                                                4,406
                                                                                  -------
           Net investment income                                                   44,353
                                                                                  -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                                 5,031
  Change in net unrealized appreciation/depreciation                               40,227
                                                                                  -------
           Net realized and unrealized gain                                        45,258
                                                                                  -------
Increase in net assets resulting from operations                                  $89,611
                                                                                  =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002


FROM OPERATIONS                                                    1/31/2003        7/31/2002
                                                                 ----------------------------
FROM OPERATIONS
  Net investment income                                          $    44,353      $    93,412
  Net realized gain (loss) on investments                              5,031          (48,522)
  Change in net unrealized appreciation/depreciation
     of investments                                                   40,227           12,694
                                                                 ----------------------------
     Increase in net assets resulting from operations                 89,611           57,584
                                                                 ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (44,773)         (94,951)
                                                                 ----------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          122,466          366,155*
  Reinvested dividends                                                36,306           75,467
  Cost of shares redeemed                                           (126,545)        (249,028)
                                                                 ----------------------------
     Increase in net assets from
        capital share transactions                                    32,227          192,594
                                                                 ----------------------------
Net increase in net assets                                            77,065          155,227

NET ASSETS
  Beginning of period                                              1,665,239        1,510,012
                                                                 ----------------------------
  End of period                                                  $ 1,742,304      $ 1,665,239
                                                                 ============================
Accumulated undistributed net investment income:
  End of period                                                  $       225      $       645
                                                                 ============================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          9,964           30,119
  Shares issued for dividends reinvested                               2,956            6,221
  Shares redeemed                                                    (10,316)         (20,535)
                                                                 ----------------------------
     Increase in shares outstanding                                    2,604           15,805
                                                                 ============================

*INCLUDES $61,668 (5,143 SHARES)FROM ACQUISITION OF USAA INCOME STRATEGY FUND
 ON APRIL 26, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

                     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                         1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                         2. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange.

                         3. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                         4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                         5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

                     D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2003, the Fund had entered into net outstanding when-issued commitments of $15,292,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                     E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $15,000.

                     F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling
                 $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                 not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

                 Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $26,483,000, which will expire in 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $485,347,000 and $495,750,000, respectively.

                 At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $97,689,000 and $2,952,000, respectively, resulting in net unrealized appreciation of $94,737,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $83,682,000 and received cash collateral of $85,881,000 for the loans. Of this amount, $85,880,000 was invested in securities, as noted in the Fund' s portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                     A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A-Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A-Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

30

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           to Financial Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

   OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                    +/- 0.04%
   +/- 0.51% to 1.00%                    +/- 0.05%
   +/- 1.01% and greater                 +/- 0.06%

     (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                         For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,647,000, which is net of a performance fee adjustment of $(419,000).

                     B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

                         paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,291,000.

                     C. EXPENSE LIMITATION - Effective April 26, 2002, The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 0.55% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2003. There were no reimbursable expenses for the six-month period ended January 31, 2003.

                     D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,015,000.

                     E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditor since the Fund's inception on March 4, 1974. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                JANUARY 31,                             YEAR ENDED JULY 31,
                              ------------------------------------------------------------------------------------------
                                     2003               2002              2001            2000         1999         1998
                              ------------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $     12.05         $    12.34        $    11.60      $    11.70   $    12.88   $    12.54
                              ------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income               .32                .72               .80(a)          .78          .80          .85
  Net realized and
    unrealized gain (loss)            .32               (.28)              .76(a)         (.10)        (.72)         .33
                              ------------------------------------------------------------------------------------------
Total from investment
  operations                          .64                .44              1.56             .68          .08         1.18
                              ------------------------------------------------------------------------------------------
Less distributions:
  From net investment income         (.32)              (.73)             (.82)           (.75)        (.80)        (.84)
  From realized capital gains           -                  -                 -            (.03)        (.46)           -
                              ------------------------------------------------------------------------------------------
Total distributions                  (.32)              (.73)             (.82)           (.78)       (1.26)        (.84)
                              ------------------------------------------------------------------------------------------
Net asset value at end of
  period                      $     12.37         $    12.05        $    12.34      $    11.60   $    11.70   $    12.88
                              ==========================================================================================
Total return (%)*                    5.46               3.70             13.86            6.11          .40         9.72
Net assets at end of period
    (000)                     $ 1,742,304         $1,665,239        $1,510,012      $1,273,281   $1,415,397   $1,751,574
Ratio of expenses to average
    net assets (%)**                  .51(b,c)           .55(c)            .41(c)          .42          .38          .38
Ratio of expenses to average
    net assets, excluding
    reimbursements (%)**              N/A                .55(c,d)          N/A             N/A          N/A          N/A
Ratio of net investment income
    to average net assets (%)**      5.15(b)            5.89              6.63(a)         6.78         6.31         6.62
Portfolio turnover (%)              30.79              59.61             43.39           24.68        54.02        47.35

 * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
** For the six-month period ended January 31, 2003, average net assets were $1,708,459,000.
(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, those amounts would have been:
      Net investment income $.79
      Net realized and unrealized gain $.77
      Ratio of net investment income to average net assets 6.57%
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(d) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of its average net assets through November 30, 2003.

34

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

               DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

     INVESTMENT ADVISER,     USAA Investment Management Company
            UNDERWRITER,     9800 Fredericksburg Road
         AND DISTRIBUTOR     San Antonio, Texas 78288

          TRANSFER AGENT     USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

               CUSTODIAN     State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

    INDEPENDENT AUDITORS     Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

               TELEPHONE     Call toll free - Central time
        ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
       INFORMATION ABOUT     For account servicing, exchanges,
            MUTUAL FUNDS     or redemptions
                             1-800-531-8448, in San Antonio 456-7202

         RECORDED MUTUAL     24-hour service (from any phone)
       FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

             MUTUAL FUND     (from touch-tone phones only)
       USAA TOUCHLINE(R)     For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

         INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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                                                                  Paper

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